Intangible assets, net (Details) - AutoLotto, Inc. [Member] - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 15, 2021	Mar. 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, net (Details) [Line Items]
Cash paid				$ 1,179,467		$ 1,179,467		$ 3,825,511	$ 158,492
Lottery.com Domain Acquisition [Member]
Intangible assets, net (Details) [Line Items]
Estimated useful life			15 years
Amortization expense				15,583	$ 15,583	$ 46,750	$ 46,750	$ 62,333	62,333
Estimated amortization expense, description						Estimated amortization expense for the three months remaining in 2021 will be $15,583 and each of the ensuing years through December 31, 2032, will be $62,333 (except for 2032, which will be $15,588).		Estimated amortization expense for each of the ensuing years through December 31, 2032 will be $62,333 (except for 2032, which will be $15,588).
Total purchase price			$ 935,000
Customer Relationships [Member] | TinBu LLC [Member]
Intangible assets, net (Details) [Line Items]
Estimated useful life						6 years		6 years
Amortization expense				39,167	39,167	$ 117,500	117,500	$ 156,667	156,667
Estimated amortization expense, description						Estimated amortization expense for the three months remaining in 2021 will be $39,167 and each of the ensuing years through December 31, 2024 will be $156,667 (except for 2024, which will be $104,443).		Estimated amortization expense for each of the ensuing years through December 31, 2024 will be $156,667 (except for 2024, which will be $104,443).
Customer Relationships [Member] | Aganar and JuegaLotto [Member]
Intangible assets, net (Details) [Line Items]
Estimated useful life						6 years
Amortization expense				17,083		$ 17,083
Estimated amortization expense, description						Estimated amortization expense for the three months remaining in 2021 will be $17,083 and each of the ensuing years through December 31, 2027 will be $68,333 (except for 2027, which will be $34,167).
Trade Names [Member] | TinBu LLC [Member]
Intangible assets, net (Details) [Line Items]
Estimated useful life						6 years		6 years
Amortization expense				417	417	$ 1,250	1,250	$ 1,667	1,667
Estimated amortization expense, description						Estimated amortization expense for the three months remaining in 2021 will be $417 and each of the ensuing years through December 31, 2024 will be $1,667 (except for 2024, which will be $1,110).		Estimated amortization expense for each of the ensuing years through December 31, 2024 will be $1,667 (except for 2024, which will be $1,110).
Trade Names [Member] | Aganar and JuegaLotto [Member]
Intangible assets, net (Details) [Line Items]
Estimated useful life						6 years
Amortization expense				105,833		$ 105,833
Estimated amortization expense, description						Estimated amortization expense for the three months remaining in 2021 will be $105,833 and each of the ensuing years through December 31, 2027 will be $423,333 (except for 2027, which will be $211,667).
Technology [Member] | TinBu LLC [Member]
Intangible assets, net (Details) [Line Items]
Estimated useful life						6 years		6 years
Amortization expense				59,583	59,583	$ 178,750	178,750	$ 238,333	238,333
Estimated amortization expense, description						Estimated amortization expense for the three months remaining in 2021 will be $59,583 and each of the ensuing years through December 31, 2024 will be $238,333 (except for 2024, which will be $158,890).		Estimated amortization expense for each of the ensuing years through December 31, 2024 will be $238,333 (except for 2024, which will be $158,890).
Technology [Member] | Aganar and JuegaLotto [Member]
Intangible assets, net (Details) [Line Items]
Estimated useful life						6 years
Amortization expense				67,500		$ 67,500
Estimated amortization expense, description						Estimated amortization expense for the three months remaining in 2021 will be $67,500 and each of the ensuing years through December 31, 2027 will be $270,000 (except for 2027, which will be $135,000).
Software Agreements [Member] | TinBu LLC [Member]
Intangible assets, net (Details) [Line Items]
Estimated useful life						6 years		6 years
Amortization expense				83,333	$ 83,333	$ 250,000	$ 250,000	$ 333,333	$ 333,333
Estimated amortization expense, description						Estimated amortization expense for the three months remaining in 2021 will be $83,333 and each of the ensuing years through December 31, 2024 will be $333,333 (except for 2024, which will be $83,333).		Estimated amortization expense for each of the ensuing years through December 31, 2024 will be $333,333 (except for 2024, which will be $83,334).
Software costs paid to third party				2,000,000		$ 2,000,000
Software costs paid to third party								$ 2,000,000
Sports.com Domain Acquisition [Member]
Intangible assets, net (Details) [Line Items]
Estimated useful life	15 years
Amortization expense				100,000		$ 233,333
Estimated amortization expense, description						Estimated amortization expense for the three months remaining in 2021 will be $100,000 and each of the ensuing years through December 31, 2036 will be $400,000 (except for 2036, which will be $66,666).
Total purchase price	$ 6,000,000
Cash paid	3,000,000
Series B convertible debt	$ 3,000,000
Gaming Licenses [Member] | Aganar and JuegaLotto [Member]
Intangible assets, net (Details) [Line Items]
Estimated useful life						6 years
Amortization expense				167,500		$ 167,500
Estimated amortization expense, description						Estimated amortization expense for the three months remaining in 2021 will be $167,500 and each of the ensuing years through December 31, 2027 will be $670,000 (except for 2027, which will be $335,000).
Playsino Agreement [Member] | TinBu LLC [Member]
Intangible assets, net (Details) [Line Items]
Estimated useful life		5 years
Amortization expense				$ 622,500		$ 1,245,000
Estimated amortization expense, description						Estimated amortization expense for the three months remaining in 2021 will be $622,500 and each of the ensuing years through December 31, 2026 will be $2,490,000 (except for 2026, which will be $622,500).
Principal amount		$ 12,450,000